United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Quarter ended 01/31/19

Item 1.	Schedule of Investments

Emerging Markets Core Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—65.9%
		Aerospace & Defense—0.3%
$1,800,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	$1,908,000
		Air Transportation—0.4%
1,300,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	1,354,288
1,970,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	1,834,563
		TOTAL	3,188,851
		Airport—0.3%
900,000		Aeropuerto Internacional de Tocumen SA, 144A, 6.000%, 11/18/2048	934,875
366,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	324,917
1,003,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	900,192
		TOTAL	2,159,984
		Automotive—0.5%
1,000,000		Hyundai Capital America, Sr. Unsecd. Note, REGS, 2.750%, 9/27/2026	884,131
2,450,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, 144A, 3.625%, 8/29/2027	2,313,987
700,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 4.750%, 1/23/2025	679,000
		TOTAL	3,877,118
		Banking—14.8%
2,000,000		ADCB Finance Cayman Ltd., Sr. Unsecd. Note, REGS, 4.000%, 3/29/2023	2,005,120
2,000,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	1,770,070
2,000,000		Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 3/26/2167	2,031,250
1,500,000		Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2168	1,475,625
2,000,000		Axiata SPV2 Bhd, Sr. Unsecd. Note, Series EMTN, 4.357%, 3/24/2026	2,020,610
960,000		BBVA Banco Continental, REGS, 5.000%, 8/26/2022	994,656
1,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	1,097,174
2,400,000		BBVA Bancomer SA Texas, Sub. Note, REGS, 6.500%, 3/10/2021	2,492,400
1,000,000		BDO Unibank, Inc., Sr. Unsecd. Note, Series EMTN, 2.625%, 10/24/2021	972,843
300,000		Banco Bradesco SA, Sub. Note, 144A, 5.900%, 1/16/2021	311,400
400,000		Banco Bradesco SA, Sub., 144A, 6.750%, 9/29/2019	409,400
900,000		Banco Bradesco SA, Sub., REGS, 5.750%, 3/1/2022	939,600
350,000		Banco Daycoval SA, REGS, 5.750%, 3/19/2019	351,094
1,550,000		Banco De Bogota S.A., Sr. Unsecd. Note, REGS, 4.375%, 8/3/2027	1,486,450
1,000,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	1,048,500
1,130,000		Banco de Credito del Peru, REGS, 6.125%, 4/24/2027	1,194,975
700,000		Banco de Credito E Inversiones, Sr. Unsecd. Note, REGS, 3.500%, 10/12/2027	659,838
700,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	691,425
900,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 8.500%, 4/20/2167	961,659
2,500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2025	2,461,025
1,200,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.875%, 4/19/2023	1,215,000
1,270,000		Banco Do Brasil S.A., Sr. Unsecd. Note, REGS, 5.375%, 1/15/2021	1,304,290
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	316,497
700,000		Banco General SA, Sr. Unsecd. Note, 144A, 4.125%, 8/7/2027	663,250
ARS 18,200,000	[1]	Banco Hipotecario SA, Unsecd. Note, 144A, 48.062% (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +4.000%), 11/7/2022	520,732
$1,000,000		Banco Internacional del Peru SAA Interbank, Jr. Sub. Note, 144A, 8.500%, 4/23/2070	1,055,000

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Banking—continued
$500,000	Banco Internacional del Peru SAA Interbank, Unsecd. Note, 144A, 3.375%, 1/18/2023	$487,500
ARS 6,300,000	Banco Macro SA, Sr. Unsecd. Note, 144A, 17.500%, 5/8/2022	107,223
$300,000	Banco Macro SA, Sub. Note, 144A, 6.750%, 11/4/2026	252,750
1,000,000	Banco Mercantil Del Nort, Jr. Sub. Note, 144A, 5.750%, 10/4/2031	942,600
1,000,000	Banco Mercantil Del Nort, Jr. Sub. Note, 144A, 6.875%, 10/6/2067	993,750
500,000	Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	505,255
250,000	Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	252,628
1,200,000	Bancolombia S.A., 5.950%, 6/3/2021	1,257,000
1,900,000	Bancolombia S.A., Sub., 4.875%, 10/18/2027	1,884,895
1,300,000	Bangkok Bank Public Co. Ltd. (HK), Sr. Unsecd. Note, 144A, 4.050%, 3/19/2024	1,323,692
2,630,000	Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,742,083
5,600,000	Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	5,838,655
500,000	Caixa Economica Federal, 144A, 3.500%, 11/7/2022	485,600
900,000	Caixa Economica Federal, Sr. Unsecd. Note, 144A, 4.250%, 5/13/2019	901,782
500,000	Caixa Economica Federal, Sub. Note, 144A, 7.250%, 7/23/2024	508,480
2,300,000	China Construction Bank Corp., Sub., Series EMTN, 4.250%, 8/20/2024	2,303,206
800,000	DBS Group Holdings Ltd., Sr. Sub., 144A, 4.520%, 12/11/2028	819,754
2,000,000	DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 7/20/2167	2,047,000
500,000	Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	500,251
1,200,000	Emirates NBD Tier 1 Ltd., Jr. Sub. Note, 5.750%, 11/30/2067	1,202,448
1,300,000	Export-Import Bank of India, Sr. Unsecd. Note, 144A, 3.875%, 2/1/2028	1,231,751
1,000,000	Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.000%, 1/14/2023	1,005,582
1,100,000	Global Bank Corp., Sr. Unsecd. Note, 144A, 5.125%, 10/30/2019	1,112,925
500,000	Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.500%, 4/20/2167	525,000
1,000,000	Halyk Savings Bank of Kazakhstan JSC, Sr. Unsecd. Note, REGS, 5.500%, 12/21/2022	998,000
200,000	ICICI Bank Ltd., REGS, 5.750%, 11/16/2020	205,849
1,000,000	ICICI Bank Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/16/2020	1,029,247
2,500,000	Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	2,419,933
3,050,000	Industrial and Commercial Bank of China Ltd., 144A, 6.000%, 12/10/2067	3,088,607
4,600,000	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, REGS, 6.000%, 12/10/2067	4,658,227
1,500,000	Industrial Bank of Korea, Jr. Sub. Deb., REGS, 3.900%, 1/31/2168	1,451,624
550,000	Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	554,125
1,300,000	Itau Unibanco Holding SA, Sub., REGS, 5.500%, 8/6/2022	1,350,700
500,000	Itau Unibanco Holding SA, Sub., REGS, 6.200%, 4/15/2020	515,000
1,000,000	Kasikornbank Public Co. Ltd, Sr. Unsecd. Note, Series EMTN, 3.256%, 7/12/2023	981,093
400,000	Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.200%, 12/26/2024	403,514
1,000,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	998,166
800,000	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	759,155
2,000,000	Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	1,980,000
3,000,000	NBK Tier 1 Financing Ltd., Jr. Sub. Note, 5.750%, 10/9/2167	3,046,500
2,800,000	Sberbank of Russia, REGS, 5.125%, 10/29/2022	2,814,563
1,500,000	Shinhan Bank, Sub., 144A, 3.875%, 3/24/2026	1,462,905
3,025,000	Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	2,860,183
500,000	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 2/13/2167	501,253
1,000,000	Syndicate Bank of London, Sr. Unsecd. Note, Series EMTN, 3.875%, 12/4/2019	997,812
700,000	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, 144A, 5.125%, 9/29/2023	636,020
1,500,000	Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,522,329

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$1,000,000		Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, 144A, 5.875%, 3/16/2023	$967,295
2,000,000		Turkiye Halk Bankasi AS, Sr. Unsecd. Note, REGS, 4.750%, 2/11/2021	1,830,962
2,000,000		Turkiye Is Bankasi (Isbank) A.S., Sr. Unsecd. Note, REGS, 6.125%, 4/25/2024	1,791,274
1,200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, REGS, 5.750%, 1/30/2023	1,111,171
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Sub., REGS, 6.000%, 11/1/2022	901,418
1,500,000		Turkiye Vakiflar Bankasi T.A.O., Sub., REGS, 6.875%, 2/3/2025	1,352,534
1,200,000		United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	1,221,540
1,200,000		VTB Bank OJSC, Sub. Note, REGS, 9.500%, 12/6/2067	1,207,807
2,850,000		VTB Capital SA, Sub., REGS, 6.950%, 10/17/2022	2,926,237
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	1,957,310
1,600,000		Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 11/16/2167	1,610,613
300,000		Woori Bank, REGS, 5.000%, 6/10/2045	301,068
800,000		Woori Bank, Sub. Note, 144A, 5.875%, 4/13/2021	841,207
		TOTAL	112,936,934
		Beverage & Tobacco—0.2%
1,070,000		Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	1,068,662
361,000		Embotelladora Andina S.A., Sr. Unsecd. Note, REGS, 5.000%, 10/1/2023	377,670
		TOTAL	1,446,332
		Broadcast Radio & TV—0.4%
1,800,000		Globo Communicacoes Part, Sr. Unsecd. Note, REGS, 4.875%, 4/11/2022	1,817,568
430,000		Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032	551,106
750,000		TV Azteca SA de CV, Sr. Unsecd. Note, 8.250%, 8/9/2024	746,250
		TOTAL	3,114,924
		Building & Development—0.0%
450,000	[2,3]	Odebrecht SA, Company Guarantee, 144A, 7.500%, 12/14/2067	57,375
		Building Materials—0.4%
1,000,000		Cemex, Sab De Cv, 144A, 7.750%, 4/16/2026	1,082,500
800,000		Cemex, Sab De Cv, REGS, 6.125%, 5/5/2025	816,400
500,000		Votorantim Celulose e Papel SA, Company Guarantee, 144A, 7.250%, 4/5/2041	527,010
240,000		West China Cement Ltd., Sr. Unsecd. Note, 6.500%, 9/11/2019	241,099
		TOTAL	2,667,009
		Business Equipment & Services—0.3%
2,400,000		GNL Quintero SA, Sr. Unsecd. Note, REGS, 4.634%, 7/31/2029	2,391,000
		Cable & Wireless Television—0.3%
2,570,000		Vtr Finance Bv, REGS, 6.875%, 1/15/2024	2,656,481
		Chemicals & Plastics—3.7%
1,300,000		Alfa S.A., Sr. Unsecd. Note, REGS, 6.875%, 3/25/2044	1,330,875
1,000,000		Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 5.375%, 8/8/2023	1,031,500
2,200,000		Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 4.500%, 11/20/2022	2,202,750
1,000,000		Braskem Finance Ltd., REGS, 5.750%, 4/15/2021	1,041,510
1,250,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2028	1,221,875
3,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	3,047,430
1,000,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 3/14/2021	1,004,096
3,200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	3,137,325
2,500,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	2,579,683
800,000		Cydsa SAB de CV, Sr. Unsecd. Note, 144A, 6.250%, 10/4/2027	742,000
1,000,000		Mexichem SA de CV, 144A, 4.875%, 9/19/2022	1,022,500

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Chemicals & Plastics—continued
$1,600,000	Mexichem SA de CV, Sr. Unsecd. Note, 144A, 5.500%, 1/15/2048	$1,444,000
1,000,000	Mexichem SA de CV, Sr. Unsecd. Note, REGS, 5.875%, 9/17/2044	936,250
400,000	OCP SA, Sr. Unsecd. Note, REGS, 4.500%, 10/22/2025	392,738
900,000	PTT Global Chemical PCL, REGS, 4.250%, 9/19/2022	911,482
2,500,000	Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, 144A, 5.875%, 1/26/2023	2,371,308
1,250,000	SABIC Capital I BV, Sr. Unsecd. Note, 144A, 4.500%, 10/10/2028	1,277,400
2,000,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	2,065,452
	TOTAL	27,760,174
	Consumer Products—0.1%
567,000	Controladora Mabe S.A. de C.V., Sr. Unsecd. Note, 144A, 5.600%, 10/23/2028	554,951
	Farming & Agriculture—0.4%
3,000,000	Kazagro Natl Mgmt Hldng., 144A, 4.625%, 5/24/2023	3,039,144
	Finance—2.6%
500,000	CIELO S.A./ Cielo USA, Inc., Sr. Unsecd. Note, 144A, 3.750%, 11/16/2022	484,375
2,500,000	China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,568,972
1,000,000	Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2025	1,028,250
1,200,000	Corp Financi De Desarrol, Sub. Note, 144A, 5.250%, 7/15/2029	1,218,000
1,250,000	Credito Real Sab de CV, Sr. Unsecd. Note, 144A, 9.500%, 2/7/2026	1,250,000
600,000	Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	592,800
1,000,000	Gruposura Finance, Sr. Unsecd. Note, 144A, 5.500%, 4/29/2026	1,034,000
2,800,000	Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	2,614,268
2,500,000	ICD Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 2/1/2027	2,485,070
2,000,000	MAF Global Securities, Jr. Sub. Deb., 6.375%, 9/20/2167	1,858,098
1,300,000	MAF Global Securities, Jr. Sub. Note, 5.500%, 9/7/2167	1,251,406
3,000,000	Ooredoo Intl Finance, Sr. Unsecd. Note, REGS, 3.750%, 6/22/2026	2,924,415
650,000	SURA Asset Management SA, Sr. Unsecd. Note, 144A, 4.375%, 4/11/2027	627,250
	TOTAL	19,936,904
	Financial Intermediaries—1.3%
1,500,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.250%, 6/3/2021	1,463,805
1,500,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.625%, 11/22/2021	1,470,188
1,500,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 11/19/2025	1,501,161
1,500,000	ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	1,503,631
2,500,000	Ooredoo International Finance Ltd., Sr. Unsecd. Note, REGS, 5.000%, 10/19/2025	2,624,977
1,000,000	Trust F/1401, Sr. Unsecd. Note, 144A, 5.250%, 1/30/2026	997,300
	TOTAL	9,561,062
	Food & Drug Retailers—0.2%
200,000	Cencosud SA, REGS, 4.875%, 1/20/2023	200,165
1,000,000	Cencosud SA, Sr. Unsecd. Note, 144A, 5.500%, 1/20/2021	1,027,500
	TOTAL	1,227,665
	Food Products—2.4%
850,000	BFF International Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/28/2020	868,062
1,500,000	BFF International Ltd., Sr. Unsecd. Note, REGS, 7.250%, 1/28/2020	1,531,875
2,000,000	ESAL GmbH, Sr. Unsecd. Note, REGS, 6.250%, 2/5/2023	2,017,500
1,583,000	Gruma Sab De Cv, Sr. Unsecd. Note, REGS, 4.875%, 12/1/2024	1,611,510
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.700%, 11/10/2047	465,625
4,300,000	Grupo Bimbo S.A.B. de CV, Sub., 144A, 5.950%, 7/17/2167	4,272,910
500,000	JBS Investments GmbH, Sr. Unsecd. Note, 144A, 7.250%, 4/3/2024	518,910

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Food Products—continued
$900,000		JBS USA LLC/JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/1/2021	$912,978
2,500,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	2,412,350
500,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, 144A, 7.000%, 3/15/2024	490,375
700,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, REGS, 6.875%, 6/24/2019	707,000
700,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 6.500%, 9/20/2026	672,210
1,500,000		SIGMA Finance NL, Sr. Unsecd. Note, 144A, 4.875%, 3/27/2028	1,490,625
		TOTAL	17,971,930
		Food Services—0.2%
1,900,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 6.875%, 1/19/2025	1,822,100
		Forest Products—0.8%
1,000,000		Celulosa Arauco y Constitucion S.A., Sr. Unsecd. Note, 5.500%, 11/2/2047	963,750
300,000		Inversiones CMPC SA, Sr. Unsecd. Note, 144A, 4.500%, 4/25/2022	304,200
400,000		Klabin Finance SA, Sr. Unsecd. Note, 144A, 4.875%, 9/19/2027	376,500
650,000		Suzano Austria GmbH, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2029	683,475
3,400,000		Suzano Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 3/16/2047	3,695,800
		TOTAL	6,023,725
		Hotels, Motels, Inns & Casinos—0.0%
300,000		Grupo Posadas SA de C.V., Sr. Secd. Note, REGS, 7.875%, 6/30/2022	298,386
		Industrial Products & Equipment—0.4%
400,000	[1]	BOC Aviation Ltd., Sr. Unsecd. Note, 144A, 3.787% (3-month USLIBOR +1.050%), 5/2/2021	401,890
1,000,000		Cemex Finance LLC, REGS, 6.000%, 4/1/2024	1,021,510
1,897,000		Grupo Kuo SAB DE CV, Sr. Unsecd. Note, 144A, 5.750%, 7/7/2027	1,821,310
		TOTAL	3,244,710
		Insurance—0.3%
2,400,000		Kyobo Life Insurance Co. Ltd., Sub., REGS, 3.950%, 7/24/2047	2,335,153
		Metals & Mining—4.6%
1,000,000		Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.000%, 8/25/2021	969,669
1,000,000		Cia Brasileira de Alumin, Sr. Unsecd. Note, 144A, 4.750%, 6/17/2024	1,005,000
1,000,000		Cia Brasileira de Alumin, Sr. Unsecd. Note, REGS, 6.750%, 4/5/2021	1,050,000
950,000		Codelco, Inc., Sr. Unsecd. Note, 144A, 4.250%, 7/17/2042	907,781
433,000		Codelco, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/16/2025	446,811
1,000,000		Codelco, Inc., Sr. Unsecd. Note, 144A, 4.875%, 11/4/2044	1,041,445
2,500,000		Evraz Group SA, Sr. Unsecd. Note, 8.250%, 1/28/2021	2,658,750
1,500,000		Evraz Group SA, Sr. Unsecd. Note, REGS, 5.375%, 3/20/2023	1,502,475
700,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, 144A, 7.250%, 4/16/2044	756,000
1,300,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, REGS, 5.893%, 4/29/2024	1,374,360
800,000		Gerdau Trade, Inc., Sr. Unsecd. Note, 144A, 4.875%, 10/24/2027	783,000
400,000		JSW Steel Ltd., Sr. Unsecd. Note, 4.750%, 11/12/2019	399,312
400,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	398,166
2,610,000		Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	2,495,497
2,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,470,213
1,300,000		PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 5.230%, 11/15/2021	1,344,365
1,300,000		PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 5.710%, 11/15/2023	1,370,447
1,200,000		PT Indonesia Asahan Aluminium Tbk, Sr. Unsecd. Note, 144A, 6.530%, 11/15/2028	1,320,260
1,500,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, REGS, 3.850%, 8/27/2021	1,472,457
2,000,000		Southern Copper Corp., Sr. Unsecd. Note, 5.250%, 11/8/2042	1,997,285
1,000,000		VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	993,700

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Metals & Mining—continued
$5,051,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 8/10/2026	$5,436,139
1,450,000	Vedanta Resources PLC, REGS, 8.250%, 6/7/2021	1,495,675
500,000	Vedanta Resources PLC, Sr. Unsecd. Note, 144A, 6.125%, 8/9/2024	456,077
1,000,000	Volcan Compania Minera S.A.A., 144A, 5.375%, 2/2/2022	1,021,247
	TOTAL	35,166,131
	Oil & Gas—14.5%
1,267,000	AI Candelaria Spain SLU, Sr. Secd. Note, 144A, 7.500%, 12/15/2028	1,246,728
700,000	Abu Dhabi Crude Oil Pipeline, 144A, 4.600%, 11/2/2047	710,073
800,000	Bprl, Int. Singa, Sr. Unsecd. Note, Series EMTN, 4.375%, 1/18/2027	783,190
3,000,000	CNOOC Finance 2013 Ltd., 4.250%, 5/9/2043	2,950,122
7,000,000	CNOOC Finance 2014 ULC, 4.250%, 4/30/2024	7,198,345
1,100,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 3.750%, 5/2/2023	1,104,673
1,250,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 4.375%, 5/2/2028	1,293,294
1,000,000	Cosan Ltd., Sr. Unsecd. Note, 144A, 5.950%, 9/20/2024	1,007,500
1,883,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	2,004,830
200,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	197,950
1,150,000	Empresa Nacional del Petroleo, Sr. Unsecd. Note, 144A, 5.250%, 11/6/2029	1,213,986
2,000,000	Equate Petrochemical BV, Sr. Unsecd. Note, REGS, 4.250%, 11/3/2026	1,994,792
1,000,000	Gaz Capital SA, Sr. Unsecd. Note, REGS, 4.950%, 2/6/2028	979,605
4,000,000	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, REGS, 4.950%, 3/23/2027	3,924,500
700,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2025	662,375
1,800,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 6.375%, 6/1/2028	1,903,050
1,100,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, 144A, 4.750%, 4/19/2027	1,115,268
1,000,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, 144A, 5.375%, 4/24/2030	1,036,953
1,100,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, REGS, 4.750%, 4/19/2027	1,115,268
2,500,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, REGS, 5.750%, 4/19/2047	2,528,187
300,000	Koc Holding A.S., Sr. Unsecd. Note, REGS, 5.250%, 3/15/2023	293,887
1,500,000	Lukoil International Finance BV, REGS, 4.563%, 4/24/2023	1,502,550
2,163,000	ONGC Videsh Ltd., 3.750%, 5/7/2023	2,133,258
310,000	Odebrecht Drill VIII/IX, 144A, 6.350%, 12/1/2021	302,250
3,300,000	Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	3,511,933
1,300,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Deb., REGS, 4.600%, 1/17/2168	1,236,769
1,026,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Note, REGS, 4.875%, 12/18/2067	1,021,824
1,150,000	Pertamina Persero PT, Sr. Unsecd. Note, 144A, 6.500%, 11/7/2048	1,275,000
1,950,000	Pertamina Persero PT, Sr. Unsecd. Note, REGS, 5.625%, 5/20/2043	1,970,104
1,700,000	Pertamina PT, 144A, 4.300%, 5/20/2023	1,723,686
351,000	Pertamina PT, Note, REGS, 5.250%, 5/23/2021	362,561
500,000	Perusahaan Gas Negara PT, Sr. Unsecd. Note, REGS, 5.125%, 5/16/2024	512,796
363,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	362,819
3,850,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.750%, 2/1/2029	3,776,080
505,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.125%, 1/17/2022	532,245
1,900,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	2,012,348
3,300,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	3,595,350
521,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	574,272
906,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.299%, 1/27/2025	911,436
5,005,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	4,993,989
3,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	2,934,000

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$3,375,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	$3,244,725
850,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	742,908
3,410,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	3,375,900
4,470,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	3,922,425
3,870,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,250,800
1,890,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	1,782,270
431,958	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	394,702
600,000	Petronas Capital Ltd., Sr. Unsecd. Note, REGS, 4.500%, 3/18/2045	627,702
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	440,300
1,000,000	Reliance Holding USA, Inc., Sr. Unsecd. Note, 144A, 5.400%, 2/14/2022	1,042,521
1,000,000	Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 3.667%, 11/30/2027	938,132
2,900,000	Rosneft Oil Co., 144A, 4.199%, 3/6/2022	2,843,868
800,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 9.250%, 4/1/2023	824,000
2,500,000	Saka Energi Indonesia PT, Sr. Unsecd. Note, 144A, 4.450%, 5/5/2024	2,347,600
1,400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,362,942
1,500,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,441,213
2,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	2,053,025
1,000,000	Southern Gas Corridor CJSC, Unsecd. Note, 144A, 6.875%, 3/24/2026	1,112,960
1,000,000	State Oil Co Of The Azer, Series EMTN, 4.750%, 3/13/2023	1,010,589
1,500,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 5.375%, 11/20/2048	1,604,482
900,000	Transport de Gas Peru, 144A, 4.250%, 4/30/2028	898,875
300,000	Transprtdra De Gas Intl, Sr. Unsecd. Note, 144A, 5.550%, 11/1/2028	316,365
2,000,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	1,958,035
700,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	704,557
1,300,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 6.950%, 7/21/2027	1,168,960
250,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.500%, 3/23/2021	255,559
	TOTAL	110,175,261
	Paper Products—0.2%
1,500,000	Fibria Overseas Finance, Sr. Unsecd. Note, 4.000%, 1/14/2025	1,462,140
	Pharmaceuticals—0.7%
2,700,000	Inretail Pharma SA, Sr. Unsecd. Note, 144A, 5.375%, 5/2/2023	2,776,095
2,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	1,809,439
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	831,813
	TOTAL	5,417,347
	Rail Industry—0.1%
200,000	Georgian Railway JSC, Sr. Unsecd. Note, REGS, 7.750%, 7/11/2022	211,126
605,488	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	621,382
	TOTAL	832,508
	Real Estate—3.6%
1,500,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	1,414,418
1,575,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	1,471,020
5,300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	5,305,342
1,800,000	Country Garden Holdings Co., 4.750%, 1/17/2023	1,673,834
2,000,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.500%, 3/9/2020	2,036,166
1,200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.500%, 5/28/2019	1,206,138
3,400,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	3,140,050
2,000,000	Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	1,954,416

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Real Estate—continued
$2,500,000	Franshion Brilliant Ltd., Sub. Note, 5.750%, 7/17/2067	$2,256,007
2,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	2,146,791
2,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	1,825,094
1,400,000	Shimao Property Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	1,367,321
1,511,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,507,442
	TOTAL	27,304,039
	Retailers—1.0%
1,000,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	1,010,900
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	968,000
2,200,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	2,061,984
400,000	SM Investments Corp., Sr. Unsecd. Note, 4.250%, 10/17/2019	401,266
2,700,000	Saci Falabella, REGS, 3.750%, 4/30/2023	2,702,832
300,000	Saci Falabella, Sr. Unsecd. Note, 144A, 3.750%, 4/30/2023	300,315
	TOTAL	7,445,297
	Sovereign—0.1%
500,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, REGS, 6.950%, 7/10/2042	557,713
	State/Provincial—0.3%
780,000	Brazil Minas SPE, 144A, 5.333%, 2/15/2028	795,405
400,000	Buenos Aires, City of, Sr. Unsecd. Note, 144A, 8.950%, 2/19/2021	404,000
1,400,000	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 7.875%, 6/15/2027	1,148,000
	TOTAL	2,347,405
	Technology Services—1.6%
2,300,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	2,199,046
2,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	2,016,278
1,600,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	1,522,351
1,500,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	1,499,756
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,003,216
500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	486,981
2,500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.800%, 2/11/2025	2,519,084
	TOTAL	12,246,712
	Telecommunications & Cellular—2.6%
500,000	America Movil S.A.B. de C.V., 3.125%, 7/16/2022	495,342
MXN 84,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 6/9/2019	4,356,099
$500,000	Axtel SAB de CV, 144A, 6.375%, 11/14/2024	483,125
1,500,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, REGS, 5.375%, 9/27/2022	1,517,265
1,500,000	Comcel Trust, REGS, 6.875%, 2/6/2024	1,554,707
257,000	Digicel Group One Ltd., 144A, 8.250%, 12/30/2022	213,310
243,000	Digicel Group Two Ltd., Sr. Unsecd. Note, 144A, 8.250%, 9/30/2022	131,828
500,000	Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	411,100
800,000	Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, 144A, 4.750%, 8/1/2026	772,318
1,000,000	GTH Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	1,054,135
1,500,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 9.125%, 3/8/2022	1,552,500
700,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 9.500%, 10/27/2021	724,102
800,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	819,486
700,000	Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2026	716,625
1,800,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,701,058
1,000,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	945,032

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Telecommunications & Cellular—continued
$460,000	Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 5.800%, 4/11/2028	$423,465
2,000,000	Veon Holdings BV, Sr. Unsecd. Note, REGS, 3.950%, 6/16/2021	1,965,100
	TOTAL	19,836,597
	Transportation—1.2%
1,000,000	CAR, Inc., Sr. Unsecd. Note, REGS, 6.125%, 2/4/2020	992,000
1,700,000	DP World Crescent Ltd, Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	1,719,703
200,000	DP World Ltd., REGS, 6.850%, 7/2/2037	234,226
2,000,000	DP World Ltd., Sr. Unsecd. Note, REGS, 5.625%, 9/25/2048	1,986,038
1,050,000	Empresa De Transporte ME, Sr. Unsecd. Note, 144A, 5.000%, 1/25/2047	1,071,871
1,000,000	Lima Metro Line 2 Finance Ltd., 144A, 5.875%, 7/5/2034	1,023,725
2,000,000	Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.875%, 1/18/2025	1,991,690
	TOTAL	9,019,253
	Utilities—5.1%
1,000,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	984,710
2,000,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, 144A, 4.875%, 4/23/2030	2,082,460
1,200,000	Azure Power Energy Ltd., 144A, 5.500%, 11/3/2022	1,169,982
500,000	Cemig Geracao E Transmissao SA, Sr. Unsecd. Note, 144A, 9.250%, 12/5/2024	547,493
700,000	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, REGS, 6.875%, 7/30/2019	709,625
2,151,000	China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.000%, 5/7/2020	2,156,377
1,400,000	Colbun SA, Sr. Unsecd. Note, 144A, 3.950%, 10/11/2027	1,349,425
1,000,000	Colbun SA, Sr. Unsecd. Note, REGS, 4.500%, 7/10/2024	1,012,821
515,000	Enersis Americas SA, Sr. Unsecd. Note, 4.000%, 10/25/2026	502,125
1,700,000	Eskom Holdings Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	1,745,701
1,400,000	Eskom Holdings Ltd., Sr. Unsecd. Note, REGS, 5.750%, 1/26/2021	1,374,734
2,000,000	Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	1,976,504
1,600,000	Hrvatska Elektroprivreda, Sr. Unsecd. Note, 144A, 5.875%, 10/23/2022	1,684,000
1,000,000	Indo Energy Finance II, REGS, 6.375%, 1/24/2023	975,406
1,400,000	Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	1,343,496
850,000	Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	627,938
1,400,000	Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	1,392,930
250,000	LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	261,895
750,000	Minejesa Capital BV, Sec. Fac. Bond, 144A, 4.625%, 8/10/2030	706,481
1,050,000	Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	987,947
1,500,000	NTPC Ltd., Sr. Unsecd. Note, Series EMTN, 4.500%, 3/19/2028	1,467,753
1,900,000	OMGRID Funding Ltd., Sr. Unsecd. Note, 144A, 5.196%, 5/16/2027	1,675,581
3,000,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, 144A, 4.125%, 5/15/2027	2,900,352
500,000	SK E&S Co. Ltd., Sub. Note, REGS, 4.875%, 5/26/2167	495,000
2,000,000	Saudi Electricity Global Sukuk Co. 4, Sr. Unsecd. Note, 4.723%, 9/27/2028	2,021,410
3,000,000	State Grid Overseas Investment 2016 Ltd., 144A, 3.500%, 5/4/2027	2,931,237
2,400,000	State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	2,483,965
1,000,000	TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	932,453
300,000	Termocandelaria Power, Sr. Unsecd. Note, 144A, 7.875%, 1/30/2029	310,125
300,000	Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	289,959
	TOTAL	39,099,885
	TOTAL CORPORATE BONDS (IDENTIFIED COST $500,215,730)	501,090,200

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—32.3%
	Banking—0.1%
$500,000	Banque Centrale de Tunisia International Bond, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	$433,708
600,000	Export Credit Bank of Turkey, Sr. Unsecd. Note, 144A, 4.250%, 9/18/2022	556,526
	TOTAL	990,234
	Corporate—0.1%
1,000,000	1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	935,059
	Sovereign—31.9%
1,000,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.250%, 5/9/2028	1,029,760
187,500	Angola, Government of, Sr. Unsecd. Note, 7.000%, 8/17/2019	187,969
1,600,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	1,686,752
300,000	Argentina, Government of, Sr. Unsecd. Note, 4.625%, 1/11/2023	257,250
2,430,000	Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	2,202,819
6,600,000	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	5,253,666
400,000	Argentina, Government of, Sr. Unsecd. Note, 6.250%, 4/22/2019	402,604
2,250,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 4/22/2021	2,147,625
4,705,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	3,982,830
6,230,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	4,775,357
1,000,000	Argentina, Government of, Sr. Unsecd. Note, 7.125%, 6/28/2117	777,500
4,300,000	Argentina, Government of, Sr. Unsecd. Note, 7.500%, 4/22/2026	3,811,993
2,500,000	Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	2,521,875
1,400,000	Argentina, Government of, Sr. Unsecd. Note, Series NY, 2.500%, 12/31/2038	829,500
2,600,000	Argentina, Government of, Unsecd. Note, 8.750%, 5/7/2024	2,575,326
450,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	481,500
3,000,000	Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	3,099,240
800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	809,360
2,300,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	2,431,652
2,000,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	1,795,000
BRL 14,000,000	Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	4,115,302
$1,350,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	1,341,913
6,300,000	Brazil, Government of, Sr. Unsecd. Note, 4.625%, 1/13/2028	6,271,713
1,000,000	Brazil, Government of, Sr. Unsecd. Note, 5.000%, 1/27/2045	921,010
800,000	Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	855,680
1,500,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	1,481,250
1,256,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	1,285,529
COP 5,900,000,000	Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	1,815,883
$2,100,000	Costa Rica, Government of, 144A, 5.625%, 4/30/2043	1,687,245
1,500,000	Croatia, Government of, REGS, 6.000%, 1/26/2024	1,650,024
1,200,000	Dominican Republic, Government of, 144A, 5.875%, 4/18/2024	1,243,392
400,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.500%, 1/27/2025	406,000
1,400,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	1,438,500
525,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 7/19/2028	540,750
1,200,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	1,239,000
2,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	2,175,000
3,200,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.500%, 5/6/2021	3,315,200
1,000,000	Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	1,029,500
3,300,000	Ecuador, Government of, 144A, 7.950%, 6/20/2024	3,127,410
1,500,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 7.875%, 1/23/2028	1,330,050
1,200,000	Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.875%, 10/23/2027	1,120,440

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$1,000,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 12/13/2026	$977,700
525,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 10.750%, 1/31/2029	535,658
500,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 10.500%, 3/24/2020	520,350
EGP 73,000,000	[3,4]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 19.930%, 6/18/2019	3,871,663
66,050,000	[3,4]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 19.700%, 3/26/2019	3,649,341
$2,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,856,032
3,800,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	3,798,746
300,000		Ethiopia, Government of, Sr. Unsecd. Note, REGS, 6.625%, 12/11/2024	301,752
700,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	668,920
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,763,250
300,000		Guatemala, Government of, REGS, 4.875%, 2/13/2028	295,380
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.375%, 6/5/2027	952,000
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.750%, 6/6/2022	1,045,010
1,200,000		Honduras, Government of, REGS, 8.750%, 12/16/2020	1,287,804
500,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	537,855
250,000		Hungary, Government of, 6.375%, 3/29/2021	265,023
2,800,000		Indonesia, Government of, Sr. Unsecd. Note, 144A, 4.750%, 7/18/2047	2,772,918
1,800,000		Indonesia, Government of, Sr. Unsecd. Note, 4.100%, 4/24/2028	1,786,372
1,950,000		Indonesia, Government of, Sr. Unsecd. Note, 4.450%, 2/11/2024	1,995,971
1,200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.750%, 2/11/2029	1,256,668
1,300,000		Indonesia, Government of, Sr. Unsecd. Note, 5.350%, 2/11/2049	1,396,329
6,700,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 4.750%, 1/8/2026	6,947,163
2,800,000		Indonesia, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/17/2042	2,938,113
2,400,000		Indonesia, Government of, Unsecd. Note, 144A, 4.350%, 9/10/2024	2,436,000
2,000,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	1,993,920
1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	892,500
2,313,180		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	2,130,485
2,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	1,912,560
1,250,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 4/28/2028	1,376,250
450,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	427,068
100,000		Kazakhstan, Government of, REGS, 4.875%, 10/14/2044	103,875
2,000,000		Kenya, Government of, REGS, 6.875%, 6/24/2024	1,995,800
700,000		Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	608,538
1,000,000		Lebanon, Government of, Sr. Unsecd. Note, 6.850%, 3/23/2027	828,240
2,100,000		Mexico, Government of, 3.750%, 1/11/2028	2,004,450
400,000		Mexico, Government of, 4.000%, 10/2/2023	404,380
4,000,000		Mexico, Government of, 4.125%, 1/21/2026	3,970,000
MXN 37,000,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	1,863,810
$1,500,000		Mexico, Government of, Series MTN, 4.750%, 3/8/2044	1,413,750
4,400,000		Mexico, Government of, Sr. Secd. Note, 4.350%, 1/15/2047	3,916,000
3,200,000		Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	3,099,200
2,000,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	2,006,020
2,000,000		Mexico, Government of, Sr. Unsecd. Note, 4.600%, 1/23/2046	1,845,000
1,500,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.747%, 1/21/2031	1,585,260
1,500,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	1,589,250
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	1,819,136
600,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.500%, 3/8/2047	503,088

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	$852,062
2,900,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	2,828,080
500,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.750%, 12/3/2019	501,975
1,000,000		Pakistan, Government of, Unsecd. Note, 144A, 6.750%, 12/3/2019	1,003,950
2,300,000		Panama, Government of, Sr. Unsecd. Note, 3.750%, 3/16/2025	2,333,350
2,200,000		Panama, Government of, Sr. Unsecd. Note, 4.300%, 4/29/2053	2,156,000
2,150,000		Paraguay, Government of, 144A, 6.100%, 8/11/2044	2,343,500
PEN 6,700,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	2,040,706
$600,000		Poland, Government of, Sr. Unsecd. Note, 3.250%, 4/6/2026	595,596
1,000,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 4.500%, 4/23/2028	1,055,820
6,500,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 5.103%, 4/23/2048	6,973,083
300,000		Romania, Government of, REGS, 4.375%, 8/22/2023	303,948
2,200,000		Russia, Government of, Sr. Unsecd. Note, 144A, 5.250%, 6/23/2047	2,173,230
600,000		Russia, Government of, Sr. Unsecd. Note, REGS, 4.250%, 6/23/2027	586,451
2,600,000		Russia, Government of, Sr. Unsecd. Note, REGS, 4.750%, 5/27/2026	2,647,840
1,000,000		Russia, Government of, Sr. Unsecd. Note, REGS, 5.250%, 6/23/2047	987,832
1,000,000		Russian Federation, Sr. Unsecd. Note, REGS, 4.375%, 3/21/2029	976,740
2,000,000		Saudi Arabia, Government of, 144A, 5.250%, 1/16/2050	2,050,400
600,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/17/2025	606,600
3,660,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.375%, 4/16/2029	3,726,978
2,000,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.250%, 10/26/2026	1,910,000
3,200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/4/2028	3,090,886
3,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.625%, 10/4/2047	3,294,165
1,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 5.000%, 4/17/2049	1,486,080
200,000		Senegal, Government of, Unsecd. Note, 144A, 6.250%, 5/23/2033	185,398
300,000		Serbia, Government of, REGS, 7.250%, 9/28/2021	325,899
500,000		South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	475,624
600,000		Sri Lanka, Government of, REGS, 6.850%, 11/3/2025	592,151
1,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 5.750%, 4/18/2023	967,416
3,400,000		Turkey, Government of, 3.250%, 3/23/2023	3,094,000
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,761,808
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	783,150
1,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	1,181,609
1,400,000		Turkey, Government of, Sr. Unsecd. Note, 5.625%, 3/30/2021	1,414,000
5,700,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	4,868,826
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	2,872,500
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 8.000%, 2/14/2034	1,083,950
TRY 6,750,000		Turkey, Government of, Unsecd. Note, 8.500%, 7/10/2019	1,242,048
$500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	476,375
1,412,000		Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 9/1/2019	1,412,361
700,000		Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2019	700,179
1,505,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.00%, 5/31/2040	918,023
UYU 20,600,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	635,008
$2,000,000		Uruguay, Government of, 4.375%, 10/27/2027	2,058,000
2,000,000		Uruguay, Government of, Sr. Unsecd. Note, 4.975%, 4/20/2055	2,010,000
1,400,000		Uruguay, Government of, Sr. Unsecd. Note, 5.100%, 6/18/2050	1,443,414
4,653,000		Venezuela, Government of, 7.000%, 3/31/2038	1,419,165

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$6,920,000	Venezuela, Government of, 8.250%, 10/13/2024	$2,150,044
2,000,000	Venezuela, Government of, 9.250%, 5/7/2028	621,400
	TOTAL	242,812,587
	Supranational—0.2%
1,300,000	Corp Andina De Fomento, Sr. Unsecd. Note, 3.750%, 11/23/2023	1,332,260
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $245,446,364)	246,070,140
	U.S. TREASURY—0.1%
500,000	United States Treasury Note, 1.000%, 11/15/2019 (IDENTIFIED COST $491,289)	494,006
	PURCHASED PUT OPTION—0.0%
7,200,000	Bank of America EUR PUT/PLN CALL, Notional Amount $7,200,000, Exercise Price $4.25, Expiration Date 4/16/2019 (IDENTIFIED COST $30,111)	35,165
	INVESTMENT COMPANY—1.5%
11,752,091	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[5] (IDENTIFIED COST $11,754,364)	11,754,441
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $757,937,858)	759,443,952
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	1,282,891
	TOTAL NET ASSETS—100%	$760,726,843
At January 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
2/6/2019	Barclays Bank PLC Wholesale	58,859,190,000 IDR	$3,910,910	$300,667
2/6/2019	Morgan Stanley	286,494,000 INR	$3,895,228	$132,201
2/11/2019	Morgan Stanley	26,962,650 CNY	$3,906,215	$114,760
2/25/2019	BNP Paribas SA	6,760,000,000 COP	$2,084,490	$90,729
2/28/2019	Bank of America N.A.	66,700,000 THB	$2,031,988	$104,118
3/5/2019	Bank of America N.A.	2,848,000 CAD	$2,163,904	$5,211
3/5/2019	Bank of America N.A.	27,534,800 NOK	$3,238,588	$30,615
4/8/2019	BNP Paribas SA	160,000,000 MXN	$8,117,409	$171,043
Contracts Sold:
2/6/2019	Barclays Bank PLC Wholesale	58,859,190,000 IDR	$3,997,229	$(214,348)
2/6/2019	Morgan Stanley	286,494,000 INR	$3,980,465	$(46,963)
2/11/2019	Morgan Stanley	26,962,650 CNY	$3,873,276	$(147,699)
3/5/2019	Bank of America N.A.	2,848,000 CAD	$2,149,880	$(19,234)
3/5/2019	Bank of America N.A.	27,534,800 NOK	$3,226,955	$(42,249)
4/8/2019	BNP Paribas SA	33,154,044 MXN	$1,722,839	$5,366
4/8/2019	JPMorgan Chase Bank	126,845,956 MXN	$6,597,938	$26,959
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$511,176
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $663,636 and $667,216, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At January 31, 2019, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 1/31/2019[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Citigroup, Inc.	Republic of Brazil	Buy	1.00%	12/20/2023	1.71%	$3,800,000	$107,845	$141,093	$(33,248)
Goldman Sachs and Co.	Republic of Argentina	Buy	5.00%	12/20/2023	6.27%	$5,600,000	$260,165	$356,372	$(96,207)
Goldman Sachs and Co.	Republic of Colombia	Buy	1.00%	12/20/2023	1.24%	$1,900,000	$20,330	$20,330	$—
Goldman Sachs and Co.	Republic of South Africa	Buy	1.00%	12/20/2023	1.91%	$5,000,000	$169,226	$239,595	$(70,369)
Goldman Sachs and Co.	Russian Federation	Buy	1.00%	12/20/2023	1.34%	$5,800,000	$79,381	$149,601	$(70,220)
TOTAL CREDIT DEFAULT SWAPS							$636,947	$906,991	$(270,044)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $67,175,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At January 31, 2019, the Fund had the following outstanding written options contract:
Description	Notional Amount	Expiration Date	Exercise Price	Value
[3]Bank of America EUR Call/PLN Put (CALL-Option) (PREMIUMS RECEIVED $44,022)	$7,200,000	April 2019	$4.35	$(25,284)
The average market value of written call options held by the Fund throughout the period was $(6,321). This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $8,791and $21,743, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts and the value of Swap Contracts and Written Option Contracts is included in “Other Assets and Liabilities—Net”.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	13,480,436
Purchases/Additions	103,058,980
Sales/Reductions	(104,787,325)
Balance of Shares Held 1/31/2019	11,752,091
Value	$11,754,441
Change in Unrealized Appreciation/Depreciation	$644
Net Realized Gain/(Loss)	$4,755
Dividend Income	$63,381
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Issuer in default.
3	Non-income-producing security.
4	Discount rate at time of purchase.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$501,090,200	$—	$501,090,200
Foreign Governments/Agencies	—	246,070,140	—	246,070,140
U.S. Treasury	—	494,006	—	494,006
Purchased Put Option	—	35,165	—	35,165
Investment Company	11,754,441	—	—	11,754,441
TOTAL SECURITIES	$11,754,441	$747,689,511	$—	$759,443,952
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$981,669	$—	$981,669
Written Options Contract	—	—	—	—
Swap Contracts	—	636,947	—	636,947
Liabilities
Foreign Exchange Contracts	—	(470,493)	—	(470,493)
Written Options Contract	—	(25,284)	—	(25,284)
Swap Contracts	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$1,122,839	$—	$1,122,839
The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
BADLAR	—Buenos Aires Deposits Large Amount Rates
CAD	—Canadian Dollar
CJSC	—Closed Joint Stock Company
CNY	—Chinese Yuan
COP	—Columbian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
OJSC	—Open Joint Stock Company
OTC	—Over-the-counter
PEN	—Peruvian Sol
PLN	—Polish Zloty
PJSC	—Public Joint Stock Company
THB	—Thailand Baht
TRY	—Turkish Lira
UYU	—Uruguayan Peso

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019